(33) INSURANCE (Tables)	12 Months Ended
Dec. 31, 2019
Insurance [Abstract]
Schedule of main insurance policies

The amounts are considered sufficient to cover any significant losses on assets and/or responsibilities. The main insurancedw coverages are as follows:

Description	Type of cover	Dec. 31, 2019
Concession financial asset / Intangible assets	Fire, lightning, explosion, machinery breakdown, electrical damage and engineering risk	3,054,310
Transport	National and international transport	700,408
Stored materials	Fire, lightning, explosion and robbery	-
Automobiles	Comprehensive cover	3,396
Civil liability	Electric energy distributors, enviroment risks and others	255,000
Personnel	Group life and personal accidents	877,387
Warranties	Insurance guarantee	3,995,725
Others	Civil liability of administrators and others	310,237
Total		9,196,463